Other non-financial liabilities (Details) - CLP ($) $ in Thousands		Dec. 31, 2019		Dec. 31, 2018
Disclosure of other non financial liabilities [Line Items]
Current dividend payables		$ 46,722,777		$ 161,631,699
Other non-financial liabilities		324,395		426,030
Other current non-financial liabilities		48,359,767		164,555,540
Income received in advance		1,312,595	[1]	2,497,811
Parent [Member] | Dividend Provisioned By Board [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	[2]	0		51,730,402
Parent [Member] | Dividend Provisioned As Per Policy [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables		37,358,131		101,714,994
Parent [Member] | Outstanding Dividend [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables		948,439		684,158
Subsidiaries [Member] | Dividend Provisioned As Per Policy [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables		$ 8,416,207		$ 7,502,145

[1]	See Note 1 – General information, letter C).
[2]	See Note 1 – Common Shareholders’ Equity, dividends.